Mortgage Loans at Fair Value - Summary of Certain Concentrations of Credit Risk in Portfolio of Distressed Mortgage Loans at Fair Value (Detail)	Dec. 31, 2016	Dec. 31, 2015
Risks And Uncertainties [Abstract]
Portion of mortgage loans originated between 2005 and 2007	72.00%	72.00%
Percentage of fair value of mortgage loans with unpaid-principal balance-to-current-property-value in excess of 100%	41.00%	48.00%